Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2020	$ 235,008	$ 12,402	$ 89,505	$ (322,659)	$ (1,045)	$ 13,211
IfrsStatementLineItems [Line Items]
Net loss				(8,368)		(8,368)
Foreign currency translation adjustments					367	367
Actuarial loss on defined benefit plans and remeasurement of the net defined benefit liability (note 15)				(3,592)		(3,592)
Comprehensive loss				(11,960)	367	(11,593)
Issuance of common shares and warrants, net of transaction costs (note 16)	29,082	1,897				30,979
Exercise of warrants (note 17)	29,833	(9,746)				20,087
Transfer of warrant issuance costs on exercise of warrants (note 17)	(532)	532
Exercise of deferred share units	19		(28)			(9)
Share-based compensation costs			311			311
Balance at Dec. 31, 2021	293,410	5,085	89,788	(334,619)	(678)	52,986
IfrsStatementLineItems [Line Items]
Net loss				(22,727)		(22,727)
Foreign currency translation adjustments					(289)	(289)
Actuarial loss on defined benefit plans and remeasurement of the net defined benefit liability (note 15)				5,262		5,262
Comprehensive loss				(17,465)	(289)	(17,754)
Issuance of common shares and warrants, net of transaction costs (note 16)
Share-based compensation costs			544			544
Balance at Dec. 31, 2022	293,410	5,085	90,332	(352,084)	(967)	35,776
IfrsStatementLineItems [Line Items]
Net loss				(16,552)		(16,552)
Foreign currency translation adjustments					(211)	(211)
Actuarial loss on defined benefit plans and remeasurement of the net defined benefit liability (note 15)				(1,195)		(1,195)
Comprehensive loss				(17,747)	(211)	(17,958)
Issuance of common shares and warrants, net of transaction costs (note 16)
Share-based compensation costs			378			378
Balance at Dec. 31, 2023	$ 293,410	$ 5,085	$ 90,710	$ (369,831)	$ (1,178)	$ 18,196